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SUPPLEMENT DATED SEPTEMBER 11, 2017, TO THE FOLLOWING PROSPECTUSES DATED MAY 1,
2017:

  .  MULTIOPTION(R) EXTRA VARIABLE ANNUITY
  .  MULTIOPTION(R) GUIDE VARIABLE ANNUITY

This supplement updates and replaces the supplement dated July 7, 2017, concerning the CustomChoice II Allocation Option. Effective July 21, 2017, the CustomChoice II Allocation Option was included as a Contract Value Allocation Plan in the prospectuses for the above listed Contracts. The CustomChoice II Allocation Option is only available as an allocation option to owners who apply for the optional MyPath Core Flex (single and joint) or MyPath Value (single and joint) guaranteed lifetime withdrawal benefit rider on or after July 21, 2017. The CustomChoice II Allocation Option is not available with other riders under the Contracts.

On July 21, 2017, the CustomChoice II Allocation Option replaced the CustomChoice Allocation Option as an allocation option for the MyPath Core Flex or MyPath Value riders applied for on or after that date. The CustomChoice Allocation Option will remain available as an allocation option for (1) owners who applied for the MyPath Core Flex or MyPath Value riders under the Contracts before July 21, 2017, and (2) for other riders under the Contracts, as described in the prospectuses listed above.

The specific changes to the prospectuses are described below and on the following pages.

  . The following description of the CustomChoice II Allocation Option is added to page 27 of the MultiOption(R) Guide Variable Annuity prospectus and page 34 of the MultiOption(R) Extra Variable Annuity prospectus:

CUSTOMCHOICE II ALLOCATION OPTION

In conjunction with the MyPath Core Flex and MyPath Value rider applied for on or after July 21, 2017, you have the option of participating in the CustomChoice II Allocation Option. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option, you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice II Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

Please retain this supplement for future reference.
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F89972 09-2017

                                                                         PAGE 1

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To participate in the CustomChoice II Allocation Option you must allocate 100%
of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a minimum of 30% and a maximum of 70% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A.

    Group B -- minimum of 30% and a maximum of 70% of your total allocation.

    Group C -- maximum of 40% of your total allocation.

    Group D -- maximum of 15% of your total allocation and maximum of 10% per Fund.

    Group E -- maximum of 5% of your total allocation.

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 30% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 70% - NO MORE THAN 30% IN ANY SINGLE FUND)

             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund            Duration Portfolio
             AMERICAN FUNDS INSURANCE     .  PIMCO VIT Total
             SERIES(R)                       Return Portfolio
               .  U.S.                  SECURIAN FUNDS TRUST
                  Government/AAA-Rated    .  SFT Advantus Bond
                  Securities Fund            Fund
             GOLDMAN SACHS VARIABLE       .  SFT Advantus
             INSURANCE TRUST                 Government Money
               .  Goldman Sachs VIT          Market Fund
                  High Quality            .  SFT Advantus
                  Floating Rate Fund         Mortgage Securities
             JANUS ASPEN SERIES              Fund
               .  Flexible Bond
                  Portfolio
             -----------------------------------------------------

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GROUP B (30% - 70%)

             -----------------------------------------------------
             AB VARIABLE PRODUCTS       JANUS ASPEN SERIES
             SERIES FUND, INC.            .  Balanced Portfolio
               .  Dynamic Asset         PIMCO VARIABLE INSURANCE
                  Allocation Portfolio  TRUST
             AIM VARIABLE INSURANCE       .  PIMCO VIT Global
             FUNDS (INVESCO VARIABLE         Diversified
             INSURANCE FUNDS)                Allocation Portfolio
               .  Invesco V.I. Equity   SECURIAN FUNDS TRUST
                  and Income              .  SFT Advantus Dynamic
             ALPS VARIABLE INVESTMENT        Managed Volatility
             TRUST (MORNINGSTAR)             Fund
               .  Morningstar Balanced    .  SFT Advantus Managed
                  ETF Asset Allocation       Volatility Equity
                  Portfolio                  Fund
               .  Morningstar           NORTHERN LIGHTS VARIABLE
                  Conservative ETF      TRUST
                  Asset Allocation        .  TOPS(R) Managed Risk
                  Portfolio                  Balanced ETF
               .  Morningstar Growth         Portfolio
                  ETF Asset Allocation    .  Tops(R) Managed Risk
                  Portfolio                  Flex ETF Portfolio
               .  Morningstar Income      .  TOPS(R) Managed Risk
                  and Growth ETF Asset       Growth ETF Portfolio
                  Allocation Portfolio    .  TOPS(R) Managed Risk
             GOLDMAN SACHS VARIABLE          Moderate Growth ETF
             INSURANCE TRUST                 Portfolio
               .  Goldman Sachs VIT
                  Global Trends
                  Allocation Fund
             IVY VARIABLE INSURANCE
             PORTFOLIOS
               .  Ivy VIP Balanced
               .  Ivy VIP Pathfinder
                  Moderate -- Managed
                  Volatility
               .  Ivy VIP Pathfinder
                  Moderately
                  Aggressive --
                  Managed Volatility
               .  Ivy VIP Pathfinder
                  Moderately
                  Conservative --
                  Managed Volatility
             -----------------------------------------------------

GROUP C (UP TO 40%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     JANUS ASPEN SERIES
             FUNDS (INVESCO VARIABLE      .  Perkins Mid Cap
             INSURANCE FUNDS)                Value Portfolio
               .  Invesco V.I.          NEUBERGER BERMAN ADVISERS
                  Comstock Fund         MANAGEMENT TRUST
             ALPS VARIABLE INVESTMENT     .  Neuberger Berman AMT
             TRUST (MORNINGSTAR)             Socially Responsive
               .  Morningstar                Portfolio
                  Aggressive Growth     PUTNAM VARIABLE TRUST
                  ETF Asset Allocation    .  Putnam VT Equity
                  Portfolio                  Income Fund
             AMERICAN FUNDS INSURANCE   SECURIAN FUNDS TRUST
             SERIES(R)                    .  SFT Advantus Index
               .  Growth Fund                500 Fund
               .  Growth-Income Fund      .  SFT Ivy/SM/ Growth
             FIDELITY(R) VARIABLE            Fund
             INSURANCE PRODUCTS FUNDS     .  SFT Pyramis(R) Core
               .  Fidelity VIP               Equity Fund
                  Equity-Income           .  SFT T. Rowe Price
                  Portfolio                  Value Fund
             IVY VARIABLE INSURANCE
             PORTFOLIOS
               .  Ivy VIP Asset
                  Strategy
               .  Ivy VIP Core Equity
               .  Ivy VIP Value
             -----------------------------------------------------

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GROUP D (UP TO 15% - MAX OF 10% PER FUND)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     LEGG MASON PARTNERS
             FUNDS (INVESCO             VARIABLE EQUITY TRUST
             VARIABLE INSURANCE FUNDS)    .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio
               .  Invesco V.I. Small    MFS(R) VARIABLE INSURANCE
                  Cap Equity Fund       TRUST II
             AMERICAN FUNDS INSURANCE     .  MFS(R) International
             SERIES(R)                       Value Portfolio
               .  Global Bond Fund      OPPENHEIMER VARIABLE
               .  Global Growth Fund    ACCOUNT FUNDS
               .  International Fund      .  Oppenheimer
             FIDELITY(R) VARIABLE            International Growth
             INSURANCE PRODUCTS FUNDS        Fund/VA
               .  Mid Cap Portfolio     PUTNAM VARIABLE TRUST
             IVY VARIABLE INSURANCE       .  Putnam VT Growth
             PORTFOLIOS                      Opportunities Fund
               .  Ivy VIP Global Growth SECURIAN FUNDS TRUST
               .  Ivy VIP                 .  SFT Advantus Index
                  International Core         400 Mid-Cap Fund
                  Equity                  .  SFT Advantus
               .  Ivy VIP Mid Cap            International Bond
                  Growth                     Fund
               .  Ivy VIP Small Cap       .  SFT Ivy/SM/ Small
                  Core                       Cap Growth Fund
             JANUS ASPEN SERIES
               .  Forty Portfolio
             -----------------------------------------------------

GROUP E (UP TO 5%)

             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy VIP Natural
             SERIES(R)                       Resources
               .  Global Small            .  Ivy VIP Science and
                  Capitalization Fund        Technology
               .  New World Fund(R)     JANUS ASPEN SERIES
             FRANKLIN TEMPLETON           .  Overseas Portfolio
             VARIABLE INSURANCE         MORGAN STANLEY VARIABLE
             PRODUCTS TRUST             INSURANCE FUND, INC.
               .  Franklin Small Cap      .  Morgan Stanley VIF
                  Value VIP Fund             Emerging Markets
               .  Templeton Developing       Equity Portfolio
                  Markets VIP Fund      SECURIAN FUNDS TRUST
             IVY VARIABLE INSURANCE       .  SFT Advantus Real
             PORTFOLIOS                      Estate Securities
               .  Ivy VIP High Income        Fund
               .  Ivy VIP Micro Cap
                  Growth
             -----------------------------------------------------

REBALANCING

If you elect to use the CustomChoice II Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

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POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice II Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

  . The following subsection c) is added after the CustomChoice Allocation Option subsections on pages 69 and 104 of the MultiOption(R) Guide Variable Annuity prospectus and pages 82 and 117 of the MultiOption(R) Extra Variable Annuity prospectus, and the subsection that follows c) is re-designated d):

C) THE CUSTOMCHOICE II ALLOCATION OPTION: This allocation plan is available for a MyPath Core Flex or MyPath Value rider applied for on or after July 21, 2017, and requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice II Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice II allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice II Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice II Allocation Option."

  . All general references in the prospectus indicating that CustomChoice Allocation Option is an allocation option for the MyPath Core Flex or MyPath Value riders are revised to indicate the CustomChoice Allocation Option is available for riders applied for before July 21, 2017, and that CustomChoice II Allocation Option replaced the CustomChoice Allocation Option for the MyPath Core Flex and MyPath Value riders applied for on or after July 21, 2017.

Please contact your financial representative with any question or call us at
(800) 362-3141.

   PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

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